INTEREST BEARING LOANS AND BORROWINGS - Medium-term and long-term notes and bonds and private placement notes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Medium-term and long-term notes and bonds
Outstanding long-term and medium-term bonds	¥ 60,316,871	¥ 61,809,365
Medium-term notes and bonds and long-term bonds
Medium-term and long-term notes and bonds
Outstanding long-term and medium-term bonds	¥ 10,094,861	15,696,961
2015 medium-term 5.53% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.53%
Outstanding long-term and medium-term bonds		2,999,030
2015 medium-term 5.01% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.01%
Outstanding long-term and medium-term bonds		1,496,503
2013 medium-term 5.99% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.99%
Outstanding long-term and medium-term bonds		2,999,211
2015 medium-term 6.11% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	6.11%
Outstanding long-term and medium-term bonds		2,999,359
2015 medium-term 6.08% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	6.08%
Outstanding long-term and medium-term bonds		1,998,275
2016 private placement 5.12% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.12%
Outstanding long-term and medium-term bonds	¥ 396,727	¥ 3,204,583
2018 medium-term 5.84% note
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.84%
Outstanding long-term and medium-term bonds	¥ 1,986,418
2018 medium-term 4.66% bonds
Medium-term and long-term notes and bonds
Interest rate (as a percent)	4.66%
Outstanding long-term and medium-term bonds	¥ 1,097,003
2018 medium-term 5.06% bonds
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.06%
Outstanding long-term and medium-term bonds	¥ 897,820
2018 medium-term 4.30% bonds
Medium-term and long-term notes and bonds
Interest rate (as a percent)	4.30%
Outstanding long-term and medium-term bonds	¥ 1,395,970
2018 medium-term 4.57% bonds
Medium-term and long-term notes and bonds
Interest rate (as a percent)	4.57%
Outstanding long-term and medium-term bonds	¥ 1,595,311
2018 US dollar medium-term 5.25% bonds
Medium-term and long-term notes and bonds
Interest rate (as a percent)	5.25%
Outstanding long-term and medium-term bonds	¥ 2,725,612